Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

On July 30, 2018, pursuant to the terms of the Amendment, the Company issued to Mr. John Herzog, a significant stockholder of the Company a subordinated promissory note in the principal amount of $1,000,000 (the “Note”) for cash proceeds of $1,000,000. The Note initially matured on March 31, 2019 (though the Company had the right to prepay the Note, in whole or in part, at any time prior to maturity) and bears interest at a rate of 12% per annum, compounding annually. The Note is subordinated to the Credit Agreement. The Company used the proceeds received to make the initial payment under the Credit Agreement.

On November 14, 2018, the Company issued to John Herzog, a subordinated promissory note in the principal amount of $2,000,000 for cash proceeds of $2,000,000.

On March 1, 2019, the Company entered into Amendment No. 1 to Subordinated Promissory Note (the “Subordinated Note Amendment”) with Mr. Herzog. The purpose of the Subordinated Note Amendment was to amend that certain subordinated promissory note issued on July 26, 2018 in the principal amount of $1,000,000 to reflect an increase in the amount of principal due under the note from $1,000,000 to $3,000,000 reflecting a payment made by the payee to the Company of $2,000,000 on November 14, 2018 (the proceeds of which were used by the Company to make a second required payment under the Credit Agreement) and to extend the maturity date of the Note from March 31, 2019 to September 30, 2020. On June 25, 2019, the Company entered into Amendment No. 2 to the subordinated promissory note with Mr. Herzog. The purpose of the amendment was to amend the maturity date of such subordinated promissory note such that it will be extended until September 30, 2022.

Total interest expense on the loans from Mr. Herzog for the three months ended March 31, 2020 and 2019 was $89,753 and $88,767, respectively. Total accrued interest as of March 31, 2020 and December 31, 2019 was $492,602 and $402,849, respectively.

As of March 31, 2020 and December 31, 2019, the Company has total accrued compensation due to Mr. Yakov of $568,027 and $568,027, respectively, and advances to be repaid to Mr. Yakov of $17,684 and $17,684, respectively.

Mr. Yakov, CEO has loaned funds to the Company for working capital purposes. As of March 31, 2020 and December 31, 2019 the balance on these loans is $386,467 and $386,467, respectively. The loans are unsecured, bear interest at 12% and are due on demand. As of March 31, 2020 and December 31, 2019 there is $33,832 and $22,279 of interest accrued, respectively, on these loans. Interest expense for the three months ended March 31, 2020 and 2019 was $11,562 and $2,367, respectively.

NOTE 11 — RELATED PARTY TRANSACTIONS

On March 12, 2018, the Company received $30,000 from Mr. John Herzog. The advance was used for operating expenses, was unsecured, non interest bearing and due on demand. This was repaid in full on April 19, 2018.

On July 30, 2018, pursuant to the terms of the Amendment (Note 8), the Company issued to Mr. John Herzog, a significant stockholder of the Company a subordinated promissory note in the principal amount of $1,000,000 (the “Note”) for cash proceeds of $1,000,000. The Note initially matured on March 31, 2019 (though the Company had the right to prepay the Note, in whole or in part, at any time prior to maturity) and bears interest at a rate of 12% per annum, compounding annually. The Note is subordinated to the Credit Agreement. The Company used the proceeds received to make the initial payment under the Credit Agreement.

On November 14, 2018, the Company issued to John Herzog, a subordinated promissory note in the principal amount of $2,000,000 for cash proceeds of $2,000,000.

On March 1, 2019, the Company entered into Amendment No. 1 to Subordinated Promissory Note (the “Subordinated Note Amendment”) with Mr. Herzog. The purpose of the Subordinated Note Amendment was to amend that certain subordinated promissory note issued on July 26, 2018 in the principal amount of $1,000,000 to reflect an increase in the amount of principal due under the note from $1,000,000 to $3,000,000 reflecting a payment made by the payee to the Company of $2,000,000 on November 14, 2018 (the proceeds of which were used by the Company to make a second required payment under the Credit Agreement) and to extend the maturity date of the Note from March 31, 2019 to September 30, 2020. On June 25, 2019, the Company entered into Amendment No. 2 to the subordinated promissory note with Mr. Herzog. The purpose of the amendment was to amend the maturity date of such subordinated promissory note such that it will be extended until September 30, 2022.

Total interest expense on the loans from Mr. Herzog for the years ended December 31, 2019 and 2018, was $360,000 and $82,849, respectively. Total accrued interest December 31, 2019 and 2018 is $402,849 and $52,849, respectively.

As of December 31, 2019 and 2018, the Company has total accrued compensation due to Mr. Yakov of $568,027 and $568,292, respectively, and advances to be repaid to Mr. Yakov of $17,684 and $17,684, respectively.

On August 10, 2018, Ronny Yakov, the CEO, loaned the Company $25,000, for working capital purposes. Mr. Yakov loaned the Company an additional $361,467 to the Company during the year ended December 31, 2019. The loans are unsecured, bear interest at 12% and are due on demand. As of December 31, 2019 and 2018 there is $22,279 and $1,184 of interest accrued, respectively, on these loans. Interest expense for the years ended December 31, 2019 and 2018 was $21,096 and $1,553, respectively.